OFFSETTING OF ASSETS AND LIABILITIES - Offsetting of Derivative Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Offsetting of Derivative Assets
Other long-term investments	$ 1,447	$ 1,636
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Assets Presented in the Balance Sheet, Including not subject to master netting arrangement	1,447	1,636
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, subject to master netting arrangement	806	865
Gross Amounts Not Offset in the Balance Sheet, Collateral Received	178	290
Net Amount	463	481
Free-Standing derivatives
Offsetting of Derivative Assets
Gross Amounts of Recognized Assets, subject to master netting arrangement	1,152	1,337
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Assets Presented in the Balance Sheet, Including not subject to master netting arrangement	1,152	1,337
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, not subject to master netting arrangement	806	865
Gross Amounts Not Offset in the Balance Sheet, Collateral Received	178	290
Net Amount	168	182
Total derivatives, subject to a master netting arrangement or similar arrangement
Offsetting of Derivative Assets
Gross Amounts of Recognized Assets, subject to master netting arrangement	1,152	1,337
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Assets Presented in the Balance Sheet, Including not subject to master netting arrangement	1,152	1,337
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, not subject to master netting arrangement	806	865
Gross Amounts Not Offset in the Balance Sheet, Collateral Received	178	290
Net Amount	168	182
Embedded derivative - Modco reinsurance treaties
Offsetting of Derivative Assets
Other long-term investments	62	101
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Assets Presented in the Balance Sheet, Including not subject to master netting arrangement	62	101
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, subject to master netting arrangement	0	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Received	0	0
Net Amount	62	101
Embedded derivative - GLWB
Offsetting of Derivative Assets
Other long-term investments	169	138
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Assets Presented in the Balance Sheet, Including not subject to master netting arrangement	169	138
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, subject to master netting arrangement	0	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Received	0	0
Net Amount	169	138
Derivatives with PLC
Offsetting of Derivative Assets
Other long-term investments	0
Gross Amounts Offset in the Balance Sheet	0
Net Amounts of Assets Presented in the Balance Sheet, Including not subject to master netting arrangement	0
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, subject to master netting arrangement	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Received	0
Net Amount	0
Embedded derivative - FIA
Offsetting of Derivative Assets
Other long-term investments	64	60
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Assets Presented in the Balance Sheet, Including not subject to master netting arrangement	64	60
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, subject to master netting arrangement	0	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Received	0	0
Net Amount	64	60
Total derivatives, not subject to a master netting arrangement or similar arrangement
Offsetting of Derivative Assets
Other long-term investments	295	299
Gross Amounts Offset in the Balance Sheet	0	0
Net Amounts of Assets Presented in the Balance Sheet, Including not subject to master netting arrangement	295	299
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments, subject to master netting arrangement	0	0
Gross Amounts Not Offset in the Balance Sheet, Collateral Received	0	0
Net Amount	$ 295	$ 299